SCHEDULE OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash and cash equivalents	$ 18,184,787	$ 4,122,505	$ 11,855,861		$ 13,850,168
Restricted cash (client funds, segregated)	7,699,708	28,339,255	5,813,888		11,526,789
Total cash, cash equivalents, and restricted cash	$ 25,884,495	$ 32,461,760	$ 17,669,749	$ 19,063,258	$ 25,376,957	$ 31,316,461